Disposition (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue And Net Income (Loss) On Disposition [Abstract]
Revenue from discontinued operations															$ 6,488	$ 10,696
Net income (loss) from discontinued operations	(341)	(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)	86,245	1,760
EPSA [Member]
Revenue And Net Income (Loss) On Disposition [Abstract]
Net income (loss) from discontinued operations														(12,711)	(11,371)	(1,952)
Antelope Project [Member]
Revenue And Net Income (Loss) On Disposition [Abstract]
Revenue from discontinued operations															6,488	10,696
Net income (loss) from discontinued operations														$ (1,699)	$ 97,616	$ 3,712